Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 0	$ 294,535	$ (385,231)	$ (90,696)
Balance (in shares) at Dec. 31, 2013	2,391,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Related parties liabilities released	$ 0	9,819	0	9,819
Issuance of common stock	$ 0	3,205	0	3,205
Issuance of common stock and warrants (in shares)	1,586,000
Gain on extinguishment of convertible promissory notes				0
Net (loss) / income	$ 0	0	80,348	80,348
Balance at Dec. 31, 2014	$ 0	307,559	(304,883)	2,676
Balance (in shares) at Dec. 31, 2014	3,977,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 2	13,819	0	13,821
Issuance of common stock and warrants (in shares)	15,355,559
Issuance of convertible promissory notes	$ 0	15,765	0	15,765
Gain on extinguishment of convertible promissory notes	0	(200)	0	(200)
Stock based compensation	$ 0	178	0	178
Stock based compensation (in shares)	189,000
Net (loss) / income	$ 0	0	(8,956)	(8,956)
Balance at Dec. 31, 2015	$ 2	337,121	(313,839)	23,284
Balance (in shares) at Dec. 31, 2015	19,522,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants	$ 1	22,146	0	22,147
Issuance of common stock and warrants (in shares)	13,785,000
Issuance of convertible promissory notes	$ 0	9,400	0	9,400
Gain on extinguishment of convertible promissory notes				0
Stock based compensation	$ 0	624	0	624
Stock based compensation (in shares)	764,797
Net (loss) / income	$ 0	0	(24,623)	(24,623)
Balance at Dec. 31, 2016	$ 3	$ 369,291	$ (338,462)	$ 30,832
Balance (in shares) at Dec. 31, 2016	34,072,210